HEDGING ACTIVITIES - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Derivatives designated as hedging instruments	€ 13	€ 13
Derivatives not designated as hedging instruments	2	9
Total Assets	15	22
Liabilities:
Derivatives designated as hedging instruments	68	93
Derivatives not designated as hedging instruments	3	1
Total Liabilities	71	94
Commodity contracts | Non-current derivative assets
Assets:
Derivatives not designated as hedging instruments	1	1
Commodity contracts | Current derivative assets
Assets:
Derivatives not designated as hedging instruments	1	8
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	1	0
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	2	1
Commodity contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	3	0
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	1	0
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	17	0
Foreign currency contracts | Non-current derivative assets
Assets:
Derivatives designated as hedging instruments	1	1
Foreign currency contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	9	12
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	49	93
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	€ 1	€ 0